LONG-LIVED ASSETS HELD FOR SALE AND LIABILITIES DIRECTLY ASSOCIATED WITH LONG-LIVED ASSETS HELD FOR SALE (Tables)	12 Months Ended
Dec. 31, 2013
Assets Held For Sale And Liabilities Associated With Assets Held For Sale Tables [Abstract]
Assets Held For Sale And Liabilities Associated With Assets Held For Sale Tables [Text Block]
2013

(EUR in millions)
Goodwill, software, other intangibles and premises and equipment	111
Other assets	23
Total long-lived assets held for sale	134

Accounts payable, accrued expenses and other liabilities	10
Total liabilities directly associated with long-lived assets held for sale	10